SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses	$ 1,031	$ 910
Employees payables	897	376
Other	43	46
Other accounts payables and accruals	$ 1,971	$ 1,332